STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized share capital of 10,000,000 shares of preferred stock with par value of $0.001.

On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). The rights and preferences of the Series A Preferred Stock, include without limitation, the right of each holder thereof to convert each share of Series A Preferred Stock into 50,000 shares of the Company’s common stock, par value $0.001 par value per share (“Common Stock”), as set forth in the Certificate of Designation of Series A Convertible Non-Voting Preferred Stock (the “Certificate of Designation”). The Warrant holders have the right to exercise the Warrants for three (3) years at an exercise price of $0.24 per share of Common Stock. The Units were offered and sold in reliance upon exemptions from the registration requirements provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Rule 506(b) of Regulation D promulgated thereunder. The Company has agreed to file a registration statement to cover the re-sale of the shares of Common Stock issuable upon the conversion of the Series A Preferred Stock, and upon the exercise of the Warrants. The Company intends to utilize the net proceeds from the sale of the Units in the Offering for working capital and general corporate purposes.

The warrants issued through January 31, 2024, had a Black-Scholes fair value of $156,746 for the 1,125,000 warrants issued.

Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

Between February and April 2024, we entered into subscription agreements (each a “Subscription Agreement”) with certain accredited investors (each, a “Subscriber” and collectively, the “Subscribers”), pursuant to which the Company offered and sold to the Subscribers in a private placement offering (the “Offering”), units (each, a “Unit” and, collectively, the “Units”), for a purchase price of $12,000 per Unit, for gross proceeds of $1,952,000. Each Unit consists of one (1) share of the Company’s Series A Convertible Non-Voting Preferred Stock, par value $0.001 per share (the “Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). Each share of Preferred Stock converts into 50,000 shares of the Company’s common stock, par value $0.001 per share (“Common Stock”). The Warrant entitles the holders to shares of Common Stock for three (3) years, at an exercise price of $0.24 per share.

As of April 30, 2024, and January 31, 2024, the Company had 162 and 23 of Series A Preferred Stock issued and outstanding, respectively.

Common Stock

The Company has authorized share capital consisted of 500,000,000 shares of common stock with par value of $0.001.

As described in Note 4, the Company issued certain shares of its common stock for the conversion of convertible notes payable during the period ended April 30, 2024.

As described in Note 6, the Company issued certain shares of its common stock to related parties during the period ended April 30, 2024.

As of April 30, 2024, the Company had 247,017,097 shares issued and outstanding.

Options

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the stock options for common stock from ICUMO to the Company, as consented by the parties. The Company has 56,615,000 options issued to various officers, directors, and employees, based on milestones. As of January 31, 2024, and April 30, 2024, 22,646,000 and 6,566,000 options are vested. The exercise price for the options is $0.125 and they expire on December 31, 2027. The Company recognized $189,248 the period ended April 30, 2024, in stock-based compensation expense related to the estimated vesting of these options. As of April 30, 2024, none of the remaining milestones necessary for these options to vest have been met. The remaining additional compensation to be recognized as these options vest is approximately $568 thousand during fiscal 2025 based on the current estimated time to reach the milestones.

The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2024. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.

On April 3, 2024, Brodkey, Scannell, Rudofsky, and Dykes executed cashless conversions of 5,360,000 vested options each into 3,685,000 shares of common stock each.

Warrants

On April 4, 2024, Feehan and Brodkey executed cashless conversion of 2,666,666 and 1,306,667 warrants, respectively, into 1,666,666 and 816,666 shares of common stock, respectively.

On April 6, 2024, Dykes executed cashless conversion of 400,000 warrants into 251,250 shares of common stock.

On April 6, 2024, four warrant holders executed cashless conversion of 1,200,000 warrants into 753,750 shares of common stock.

On April 8, 2024, Rudofsky executed cashless conversion of 1,666,667 warrants into 1,041,667 shares of common stock.

As of April 30, 2024, the Company had 2,614,783 warrants outstanding with an exercise price of $0.15, which relate to the convertible notes dated January 23, 2023 (see Note 4), and 1,093,479 warrants outstanding with an exercise price of $0.23, which relate to the convertible notes dated May 8, 2023 (see Note 4).

NOTE 7 – STOCKHOLDERS’ EQUITY

Preferred Stock

The Company has authorized share capital of 10,000,000 shares of preferred stock with par value of $0.001.

On January 12, 2024, we entered into Unit Subscription Purchase Agreements (“Subscription Agreements”) with purchasers for an aggregate of 23 (“Units”) at a price of $12,000 per Unit. Each Unit comprised of one (1) share of Series A Convertible Non-Voting Preferred Stock, $0.001 par value per share (the “Series A Preferred Stock”), and (ii) 62,500 common stock purchase warrants (the “Warrants”). The rights and preferences of the Series A Preferred Stock, include without limitation, the right of each holder thereof to convert each share of Series A Preferred Stock into 50,000 shares of the Company’s common stock, par value $0.001 par value per share (“Common Stock”), as set forth in the Certificate of Designation of Series A Convertible Non-Voting Preferred Stock (the “Certificate of Designation”). The Warrant holders have the right to exercise the Warrants for three (3) years at an exercise price of $0.24 per share of Common Stock. The Units were offered and sold in reliance upon exemptions from the registration requirements provided by Section 4(a)(2) of the Securities Act of 1933, as amended, and/or Rule 506(b) of Regulation D promulgated thereunder. The Company has agreed to file a registration statement to cover the re-sale of the shares of Common Stock issuable upon the conversion of the Series A Preferred Stock, and upon the exercise of the Warrants. The Company intends to utilize the net proceeds from the sale of the Units in the Offering for working capital and general corporate purposes.

The warrants issued through January 31, 2024 had a Black-Scholes fair value of $156,746 for the 1,125,000 warrants issued.

Stock price	$0.07 – 0.20
Exercise price	$0.24
Expected volatility	521 -1,042%
Expected term (years)	3
Risk free rate	4.05 – 4.45%
Dividends	0%

As of January 31, 2024, and 2023, the Company had 23 and 0 shares issued and outstanding.

Common Stock

The Company has authorized share capital consisted of 500,000,000 shares of common stock with par value of $0.001.

On January 23, 2023, the Company issued 182,240,000 for the transaction with ICUMO (see Note 1).

On January 23, 2023, the Company issued 5,467,200 shares of common stock to Newbridge Securities and affiliates for investment banking services related to the Company’s transaction with ICUMO. The shares were valued at $0.15 per share or $820,080.

On January 23, 2023, the Company issued 446,623 shares of common stock to Steven Delonga and John Hedges for services. The shares were valued at $0.15 per share or $66,993.

On January 23, 2023, the Company issued 250,000 shares of common stock to David Lubin for consulting services. The shares were valued at $0.15 per share or $37,500.

On March 31, 2023, the Company issued 879,628 shares of common stock to Brodkey (108,024 shares), Scannell (385,802 shares), Kolodner (192,901 shares), and Rudofsky (192,901 shares) in exchange for the conversion of accrued compensation of $18,000, $62,500, $31,250, and $31,250, respectively. The shares were valued at $0.162 per share or $142,500. The Company recognized did not recognize a gain or loss on the extinguishment as the fair value of the shares equaled the value of the liabilities extinguished.

On August 19, 2023, the Company issued 3,844,073 shares of common stock to Brodkey (326,190 shares), Scannell (1,190,471 shares), Kolodner (595,236 shares), Rudofsky (595,236 shares), employees and consultants (1,136,940 shares) in exchange for the conversion of accrued compensation of $22,833, $83,333, $41,667, $41,667, and $79,585, respectively. The shares were valued at $0.07 per share or $269,085 based on the closing price of the Company’s stock on the grant date. The Company recognized did not recognize a gain or loss on the extinguishment as the fair value of the shares equaled the value of the liabilities extinguished.

On November 2, 2023, the Company issued 1,466,208 shares of common stock for services and recognized stock-based compensation expense. The shares were valued at $0.21 per share or $309,353 based on the closing price of the Company’s common stock on the grant date.

As of January 31, 2024, the Company had 214,647,732 shares issued and outstanding.

Options

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the stock options for common stock from ICUMO to the Company, as consented by the parties. The Company has 56,615,000 options issued to various officers, directors and employees, based on milestones. As of January 31, 2024 and 2023, 22,646,000 and 11,323,000 options have vested, respectively. The exercise price for the options is $0.125 and they expire on December 31, 2027. The Company recognized $1,324,731 and $0 during the years ended January 31, 2024 and 2023, respectively, in stock based compensation expense related to the vesting of these options. The remaining additional compensation to be recognized as these options vest is approximately $757 thousand based on the current estimated probability of reaching the vesting milestones as of January 31, 2024. The Company estimated the value of the options using a Black-Scholes option pricing model with the following inputs:

Stock price	$0.22
Exercise price	$0.13
Expected volatility(a)	111.10% - 265.18%
Expected term (years)	2 - 3
Risk free rate	3.88%
Dividends	0%

(a)	The Company derived expected volatility using the average volatility for a sample of comparable companies due to the thinly traded nature of the Company’s stock.

The remaining vesting milestones required to be met are (1) obtaining an updated PEA, (2) an uplist of the Company’s common stock to a national exchange and (3) the successful raising of $5 million or more in new capital. Each of these milestones vest an additional 20% of the options upon being met and were estimated to have a 50% probability of being met as of January 31, 2024. Management reviews the estimate of meeting each probability as well as the related timing at each reporting period.

Warrants

On January 23, 2023, as part of the RTO, the Company accepted the assignment of the warrants for common stock from ICUMO to the Company, as consented by the parties. These warrants were related to a private placement memorandum for ICUMO in May 2022 and June 2022. As of January 31, 2024 and 2023, 41,540,000 warrants are outstanding. The exercise price for the warrants are $0.15 and they expire on May 11, 2027.

On May 8, 2023, as part of two convertible notes (see Note 4), the Company issued 1,093,479 warrants with an exercise price of $0.23. The warrants expire on May 8, 2026.

On August 14, 2023, November 13, 2023, November 22, 2023 and January 31, 2024, as part of the purchase of preferred stock in the amount of $216,000, the Company issued a combined 1,125,000 warrants with an exercise price of $0.24. The warrants expire three years after issuance. The Black-Scholes value for the warrants was $112,867.

On November 17, 2023, as part of the purchase of preferred stock in the amount of $24,000, the Company issued 125,000 warrants with an exercise price of $0.24. The warrants expire on November 17, 2026. The Black-Scholes value for the warrants was $12,537.

On December 8, 2023, as part of the purchase of preferred stock in the amount of $24,000, the Company issued 125,000 warrants with an exercise price of $0.24. The warrants expire on December 8, 2026. The Black-Scholes value for the warrants was $12,537.

On December 8, 2023, as part of the purchase of preferred stock in the amount of $12,000, the Company issued 62,500 warrants with an exercise price of $0.24. The warrants expire on December 8, 2026. The Black-Scholes value for the warrants was $6,268.

As of January 31, 2024, the Company had 8,980,000 warrants outstanding with an exercise price of $0.15, which relate to the convertible notes dated January 23, 2023 (see Note 4), 1,093,479 warrants outstanding with an exercise price of $0.23 (see Note 4), which relate to the convertible notes dated May 8, 2023, 41,540,000 warrants with an exercise price of $0.15, which related to the RTO transaction (Note 1), and 1,125,000 warrants issued in connection with the sale of the Company’s Series A Convertible Non-Voting Preferred Stock (see above). The total outstanding warrants as of January 31, 2024 and 2023 was 52,738,479 and 51,613,479, respectively.